LEASES - Operating Lease Liability, Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 285
2024	148
2025	152
2026	157
2027	37
Thereafter	0
Total lease payments	779
Less: present value discount	(97)
Total leases	$ 682